Other variable compensation (Details 8) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 1,636	SFr 1,629	SFr 2,372
Other variable compensation
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	During 2017, the Group granted deferred cash retention awards of CHF 65 million relating to the reorganization of the Asia Pacific business. These awards will be expensed over a two-year period from the grant date. Amortization of these awards totaled CHF 28 million in 2017 and was recognized in the Corporate Center. The Group granted deferred fixed cash awards of CHF 90 million to certain employees in the US. These awards will be expensed in the Global Markets, Investment Banking & Capital Markets and International Wealth Management divisions over a three-year period from the grant date. Amortization of these awards totaled CHF 48 million in 2017.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		249
Compensation expense relating to deferred compensation		118
Other variable compensation | Grant Date, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In 2016, the Group granted deferred share and cash retention awards of CHF 249 million relating to the reorganization of the Global Markets and Investment Banking & Capital Markets businesses. These awards will be expensed over a period of up to seven years from the grant date. Amortization of these awards in 2016 of CHF 118 million was recognized in the Corporate Center.
Deferred cash retention awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	2 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 65
Compensation expense relating to deferred compensation	SFr 28
Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 90
Compensation expense relating to deferred compensation	48
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 1,593	1,620	SFr 2,353
Bank | Other variable compensation
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		249
Compensation expense relating to deferred compensation		SFr 118
Bank | Deferred cash retention awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	2 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 65
Compensation expense relating to deferred compensation	SFr 28
Bank | Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 90
Compensation expense relating to deferred compensation	SFr 48